Investments in Available-For-Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 29, 2012	Dec. 31, 2011
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings	$ 11,553	$ 0	$ 0
Investment in available-for-sale-securities	6,701	7,660
Accumulated other comprehensive (loss)/income	(578)	(11,172)	(558)
Korea Line Corporation
Schedule Of Equity Method Investments [Line Items]
Investment held in shares	314,077	314,077
Investment in available-for-sale-securities	$ 6,701	$ 7,660
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Partners Capital Account Units Converted				1,000,000	7,621,843